Prepayment for Long-Term Assets	12 Months Ended
Dec. 31, 2021
Prepayment For Long Term Asset [Abstract]
PREPAYMENT FOR LONG-TERM ASSETS

NOTE 8 – PREPAYMENT FOR LONG-TERM ASSETS

At December 31, 2021 and 2020, prepayment for long-term assets consisted of prepayment for fishing vessels’ construction. The Company reclassifies the prepayment for fishing vessels’ construction to construction-in-progress using the percentage of completion method. In 2021, the Company reclassified RMB431,185,234 (approximately US$70.3 million) from prepayment for long-term assets to construction-in-progress and fishing vessels.

In 2021, a summary of activities in prepayment for long-term assets was as follows:

Prepayment for fishing vessels’ construction
Balance - December 31, 2019	$49,040,338
Prepayments made for fishing vessels’ construction	125,747,916
Reclassification to construction-in-progress and fishing vessels	(112,834,725)
Foreign currency fluctuation	4,129,512
Balance - December 31, 2020	66,083,041
Prepayments made for fishing vessels’ construction	32,853,567
Reclassification to construction-in-progress and fishing vessels	(70,273,034)
Foreign currency fluctuation	1,450,766
Balance – December 31, 2021	$30,114,340